Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
17.	Provision s
Changes in provisions for the years ended December 31, 2019 and 2020, are as follows:

	2019
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	58,760	￦	118,828	￦	104,288	￦	281,876
Increase (Transfer)		42,684		6,591		17,328		66,603
Usage		(35,640)		(5,394)		(15,851)		(56,885)
Reversal		(1,563)		(6,736)		(29,133)		(37,432)

Ending balance	￦	64,241	￦	113,289	￦	76,632	￦	254,162

Current	￦	64,241	￦	37,906	￦	73,465	￦	175,612
Non-current		—		75,383		3,167		78,550

	2020
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	64,241	￦	113,289	￦	76,632	￦	254,162
Increase (Transfer)		17,064		(1,933)		17,873		33,004
Usage		(3,948)		(2,990)		(2,266)		(9,204)
Reversal		(857)		(3,023)		(23,212)		(27,092)
Changes in scope of consolidation		—		424		898		1,322

Ending balance	￦	76,500	￦	105,767	￦	69,925	￦	252,192

Current	￦	76,500	￦	22,343	￦	67,147	￦	165,990
Non-current		—		83,424		2,778		86,202